INCOME TAXES (Tables)	6 Months Ended
Mar. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAXES

Significant components of the provision for income taxes are as follows:

	For the six months ended March 31,
	2023	2024
Hong Kong profit tax:
- Current year	$66,967	$140,514
- Tax Concession	(769)	(385)
Income tax expenses	$66,198	$140,129

SCHEDULE OF INCOME TAX AND ACTUAL PROVISION

Reconciliation between the income tax expenses computed by applying the BVI statutory tax rate to income before income taxes and actual provision were as follows:

	For the six months ended March 31,
	2023	2024
	US$	US$
Income before income tax	$517,006	$1,038,924
Tax expenses at the BVI statutory income tax rate	-	-

Tax effect of rate differences in various jurisdictions	85,306	171,422
Tax effect of non-taxable income	(430)	(4,838)
Tax effect of deductible temporary difference	(381)	(4,917)
Tax effect of non-deductible expenditure	3,626	-
Tax concession	(769)	(385)
Additional tax reduction related to two-tiered profits tax regime	(21,154)	(21,154)

Income tax expense	66,198	140,129